STOCK-BASED COMPENSATION - Status of restricted stock (Details)	6 Months Ended
Dec. 31, 2019 $ / shares shares
Outstanding Restricted Shares, Number	320,800
Fair Value per Share 5.11 [Member]
Outstanding Restricted Shares, Number	60,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	9 months 15 days
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 5.11
Fair Value per Share 6.45 [Member]
Outstanding Restricted Shares, Number	260,800
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 year 7 months 21 days
Outstanding Restricted Shares, Fair Value per Share | $ / shares	$ 6.45
Restricted Stock [Member]
Outstanding Restricted Shares, Number	60,000